Goodwill and Intangible Assets - Summary of Allocation of Goodwill to CGUs (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 116,980	$ 1,691	₨ 117,584	₨ 125,796
Banking Financial Services and Insurance (BFSI) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	17,713		17,475
Healthcare and Lifesciences (HLS) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	50,670		49,085
Consumer Business Unit (CBU) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13,587		14,776
Energy, Natural Resources and Utilities (ENU) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	15,203		14,863
Manufacturing and Technology (MNT) [member]
Disclosure of information for cash-generating units [line items]
Goodwill			20,406
Communications (COMM) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	970		₨ 979
Manufacturing Segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	8,991
Technology segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 9,846